Condensed Financial Information of the Parent Company (Tables) - iQIYI, INC	12 Months Ended
Dec. 31, 2018
Condensed Balance Sheets

Condensed Balance Sheets

	As of December 31,
	Note	2017	2018	2018
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		95,890	2,071,921	301,348
Restricted cash		—	508,987	74,029
Short-term investments		372,747	2,524,609	367,189
Prepayments and other assets		851	8,791	1,279
Amounts due from entities within the Group		6,083,603	16,528,487	2,403,970

Total current assets		6,553,091	21,642,795	3,147,815

Non-current assets:
Long-term investments		—	137,564	20,008
Investment in subsidiaries, VIEs and VIEs’ subsidiaries		—	372,373	54,159
Amounts due from entities within the Group		1,614,857	695,906	101,215
Prepayments and other assets		130,116	—	—

Total non-current assets		1,744,973	1,205,843	175,382

Total assets		8,298,064	22,848,638	3,323,197

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY
Current liabilities
Accrued expenses and other liabilities		19,284	57,284	8,332

Non-current liabilities
Convertible senior notes	14	—	4,712,284	685,373
Other non-current liabilities		—	42,139	6,129

Total non-current liabilities		—	4,754,423	691,502

Total liabilities		19,284	4,811,707	699,834

Commitments and contingencies	17
Mezzanine equity:
Series A redeemable convertible preferred shares (par value of US$0.00001 per share; 200,000,000 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	24	606,140	—	—
Series A-1 redeemable convertible preferred shares (par value of US$0.00001 per share; 6,064,174 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	24	6,826	—	—

		As of December 31,
	Note	2017	2018	2018
		RMB	RMB	US$
Series B redeemable convertible preferred shares (par value of US$0.00001 per share; 123,103,264 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	24	1,546,912	—	—
Series C redeemable convertible preferred shares (par value of US$0.00001 per share; 302,891,196 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	24	954,544	—	—
Series D redeemable convertible preferred shares (par value of US$0.00001 per share; 848,682,647 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	24	3,195,670	—	—
Series E redeemable convertible preferred shares (par value of US$0.00001 per share; 686,646,383 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	24	2,344,683	—	—
Series F redeemable convertible preferred shares (par value of US$0.00001 per share; 546,999,817 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	24	3,530,583	—	—
Series G redeemable convertible preferred shares (par value of US$0.00001 per share; 1,014,436,019 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)		10,416,306	—	—

Total mezzanine equity		22,601,664	—	—

Shareholders’ (deficit)/equity:
Ordinary shares (par value of US$0.00001 per share; 10,000,000,000 and nil shares authorized as of December 31, 2017 and 2018, respectively; 342,548,237 and nil shares issued and outstanding as of December 31, 2017 and 2018, respectively)	18	23	—	—
Class A ordinary shares (US$0.00001 par value; nil and 94,000,000,000 shares authorized as of December 31, 2017 and 2018, respectively; nil and 2,580,950,531 shares issued as of December 31, 2017 and 2018, respectively; nil and 2,199,425,905 shares outstanding as of December 31, 2017 and 2018,respectively)		—	138	20
Class B ordinary shares (US$0.00001 par value; nil and 5,000,000,000 shares authorized as of December 31, 2017 and 2018, respectively; nil and 2,876,391,396 shares issued and outstanding as of December 31, 2017 and 2018, respectively)		—	183	27
Additional paid-in capital		600,834	39,666,150	5,769,202
Accumulated deficit	19	(15,016,867)	(23,509,486)	(3,419,313)
Accumulated other comprehensive income	25	93,126	1,879,946	273,427

Total shareholders’ (deficit)/equity		(14,322,884)	18,036,931	2,623,363

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity		8,298,064	22,848,638	3,323,197

Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	(4,364)	(6,058)	(48,253)	(7,018)

Operating loss
Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries	(2,991,812)	(3,963,264)	(8,573,048)	(1,246,898)
Interest income	23,759	101,851	260,360	37,868
Interest expenses	(13)	(116,989)	(25,550)	(3,716)
Foreign exchange (loss)/gain, net	(102,066)	247,528	(694,907)	(101,070)
Other income/(expense), net	474	—	(28,378)	(4,127)

Net loss	(3,074,022)	(3,736,932)	(9,109,776)	(1,324,961)

Accretion of redeemable convertible preferred shares	(4,874,739)	5,073,140	(298,990)	(43,486)
Extinguishment and reissuance of Series B preferred shares	—	(363,279)	—	—

Net (loss)/income attributable to ordinary shareholders	(7,948,761)	972,929	(9,408,766)	(1,368,447)

Other comprehensive income
Foreign currency translation adjustments	195,255	(264,774)	1,787,553	259,989
Unrealized gains/(losses) on available-for-sale debt securities	2,978	(1,470)	(733)	(106)

Total other comprehensive income/(loss), net of tax	198,233	(266,244)	1,786,820	259,883

Comprehensive loss	(2,875,789)	(4,003,176)	(7,322,956)	(1,065,078)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash provided by operating activities	15,882	55,245	87,322	12,700
Net cash used for investing activities	(859,698)	(10,468,969)	(17,575,740)	(2,556,285)
Net cash provided by financing activities	—	10,528,236	19,703,701	2,865,784
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,324	(217,839)	269,735	39,231

Net (decrease)/increase in cash, cash equivalents and restricted cash	(841,492)	(103,327)	2,485,018	361,430
Cash, cash equivalents and restricted cash at the beginning of the year	1,040,709	199,217	95,890	13,947
Cash, cash equivalents and restricted cash at the end of the year	199,217	95,890	2,580,908	375,377